Members' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Members' Equity [Abstract]
Members' Equity
5.  Stockholders’ Equity

Common Equity

As of September 30, 2011, our stockholders’ equity included the following outstanding shares:

September 30, 2011
Class P shares(a)	110,898,898
Class A shares	596,102,672
Class B shares	100,000,000
Class C shares	2,462,927
____________
(a)	Includes 1,570 common shares resulting from restricted common shares issued to an independent director that vested in the third quarter of 2011.

For accounting purposes, both our Class P and our Class A shares are considered common stock, and our Class B and Class C shares are considered participating securities.

Initial Public Offering

In the following discussion, the Investors refer to: (i) Richard D. Kinder, our Chairman and Chief Executive Officer; (ii) investment funds advised by, or affiliated with, Goldman, Sachs & Co., Highstar Capital LP, The Carlyle Group and Riverstone Holdings LLC, which we refer to collectively as the ‘‘Sponsor Investors;’’ (iii) Fayez Sarofim, one of our directors, and investment entities affiliated with him, and an investment entity affiliated with Michael C. Morgan, another of our directors, and William V. Morgan, one of our founders; and (iv) a number of other members of our management.

On February 16, 2011, we completed an initial public offering of our common stock (the offering). In connection with the offering, we converted from a Delaware limited liability company to a Delaware corporation. Our outstanding Class A units, Class B units and Class A-1 units were converted to Class A shares, Class B shares and Class C shares, respectively. Upon this conversion, the Sponsor Investors then converted some of their Class A shares on a one-for-one basis into our common stock sold in the offering. No shares were sold by members of Kinder Morgan management in the offering. All of the common stock that was sold in the offering was sold by existing investors, consisting of investment funds advised by, or affiliated with, Goldman, Sachs & Co., Highstar Capital LP, The Carlyle Group and Riverstone Holdings LLC, and we did not receive any proceeds from the offering. The class of common stock sold in the offering was our Class P common stock, which is sometimes referred to herein as our “common stock.” Our then existing investors prior to the initial public offering hold our Class A, Class B and Class C common stock, which is sometimes collectively referred to herein as our “investor retained stock.”

In the offering, the selling stockholders sold 109,786,590 shares, or approximately 15.5% of our outstanding shares. Upon the closing of the offering, our investor retained stock was convertible into a fixed aggregate of 597,213,410 shares of common stock, which represented 84.5% of our outstanding shares of common stock on a fully-converted basis. The number of shares of common stock into which Class A shares, Class B shares and Class C shares will convert will be determined in accordance with our certificate of incorporation. The conversion of investor retained stock into shares of our common stock will not increase our total fully converted shares outstanding. Initially, our Class A shares will be convertible into shares of common stock on a one-for-one basis and our Class B shares and Class C shares will not be convertible into any shares of our common stock. Any conversion of Class B shares and Class C shares will decrease on a share for share basis the number of shares of our common stock  into which our Class A shares would be able to convert. The terms of the Class A shares, Class B shares and Class C shares are intended to preserve substantially the same relative rights to share in the value of Kinder Morgan, Inc.’s equity that the Class A units, Class B units and Class A-1 units, respectively, had with respect to Kinder Morgan Holdco LLC’s equity. Subsequent to the offering and through September 30, 2011, 1,110,738 Class A shares have converted to the same number of Class P shares.

Kinder Morgan, Inc. Dividends

On February 11, 2011, our Board of Directors declared and paid a dividend to our then existing investors of $245.8 million with respect to the period for which we were not public. This consisted of $205.0 million for the fourth quarter of 2010 and $104.8 million for the first 46 days of 2011, representing the portion of the first quarter of 2011 that we were not public, less a one time adjustment of $64.0 million in available earnings and profits reserved for the after tax cost of special cash bonuses (and premium pay) in an aggregate amount of approximately $100 million that was paid in May of 2011 to certain of our non-senior employees. No holders of our Class B shares or Class C shares received such bonuses.

On May 16, 2011, we paid a prorated dividend of $0.14 per share for the first quarter of 2011, to shareholders of record as of May 2, 2011. The initial dividend was prorated from February 16, 2011, the day that we closed the offering, to March 31, 2011. Based on a full quarter, the dividend amounts to $0.29 per share ($1.16 annualized).

On August 15, 2011, we paid a dividend of $0.30 per share for the second quarter of 2011, to shareholders of record as of August 1, 2011.

On October 16, 2011, our Board of Directors declared a dividend of $0.30 per share for the third quarter of 2011, payable on November 15, 2011, to shareholders of record as of October 31, 2011.

Changes in Equity

The following tables set forth for the respective periods (i) changes in the carrying amounts of our Stockholders’ Equity attributable to both us and our noncontrolling interests, including our comprehensive income (loss) and (ii) associated tax amounts included in the respective components of other comprehensive income (loss) (in millions):

	Nine Months Ended September 30, 2011
	KMI Members	Common Shares(a)	Additional paid-in capital	Retained earnings	Accumulated other comprehensive loss	Stockholders’ equity attributable to KMI	Noncontrolling interests	Total
Beginning Balance	$3,575.6	$-	$-	$-	$(136.5)	$3,439.1	$5,099.9	$8,539.0
Reclassification of Equity upon the offering	(3,404.0)	8.1	3,395.9			-		-
Amortization of restricted shares			4.5			4.5		4.5
Impact from equity transactions of KMP			23.7			23.7	(37.2)	(13.5)
A-1 and B unit amortization	3.6					3.6		3.6
Distributions						-	(706.6)	(706.6)
Contributions						-	840.6	840.6
Cash dividends	(245.8)			(311.5)		(557.3)		(557.3)
Other			(0.8)			(0.8)	0.6	(0.2)
Comprehensive income
Net Income (loss)	70.6			368.0		438.6	(71.7)	366.9
Other comprehensive income, net of tax
Change in fair value of derivatives utilized for hedging purposes					89.8	89.8	132.5	222.3
Reclassification of change in fair value of derivatives to net income					49.5	49.5	86.6	136.1
Foreign currency translation adjustments					(31.2)	(31.2)	(46.7)	(77.9)
Adjustments to pension and other postretirement benefit plan liabilities					(4.0)	(4.0)	(6.0)	(10.0)
Total other comprehensive income					104.1	104.1	166.4	270.5
Total comprehensive income						542.7	94.7	637.4
Ending Balance	$-	$8.1	$3,423.3	$56.5	$(32.4)	$3,455.5	$5,292.0	$8,747.5
____________
(a)	Common shares include $1.1 million, $6.0 million and $1.0 million of Class P, Class A and Class B shares, respectively.

	Nine Months Ended September 30, 2011
	Kinder Morgan, Inc.	Noncontrolling interests	Total
(Tax Expense) Tax Benefit Included in Other Comprehensive Income
Change in fair value of derivatives utilized for hedging purposes	$(55.0)	$(14.6)	$(69.6)
Reclassification of change in fair value of derivatives to net income	(29.8)	(9.5)	(39.3)
Foreign currency translation adjustments	18.8	5.1	23.9
Adjustments to pension and other postretirement benefit plan liabilities	2.4	0.7	3.1
Tax included in total other comprehensive income	$(63.6)	$(18.3)	$(81.9)

	Nine Months Ended September 30, 2010
	Kinder Morgan	Noncontrolling interests	Total
Beginning Balance	$4,171.5	$4,674.6	$8,846.1
Impact from equity transactions of KMP	(31.2)	48.7	17.5
A-1 and B unit amortization	4.8	-	4.8
Distributions to noncontrolling interests	-	(622.4)	(622.4)
Contributions from noncontrolling interests	-	718.3	718.3
Deconsolidation of variable interest entity (a)	-	(45.9)	(45.9)
Cash dividends	(500.0)	-	(500.0)
Other	-	0.2	0.2
Comprehensive income
Net income (loss)	(104.3)	237.3	133.0
Other comprehensive income, net of tax
Change in fair value of derivatives utilized for hedging purpose	33.5	38.4	71.9
Reclassification of change in fair value of derivatives to net income	13.0	61.4	74.4
Foreign currency translation adjustments	17.6	16.5	34.1
Adjustments to pension and other postretirement benefit plan liabilities	(0.7)	(1.0)	(1.7)
Total other comprehensive income	63.4	115.3	178.7
Total comprehensive income	(40.9)	352.6	311.7
Ending Balance	$3,604.2	$5,126.1	$8,730.3

(Tax Expense) Tax Benefit Included in Other Comprehensive Income
Change in fair value of derivatives utilized for hedging purposes	$(25.4)	$(4.2)	$(29.6)
Reclassification of change in fair value of derivatives to net income	(10.9)	(6.7)	(17.6)
Foreign currency translation adjustments	(12.2)	(1.8)	(14.0)
Adjustments to pension and other postretirement benefit plan liabilities	0.5	0.1	0.6
Tax included in total other comprehensive income	$(48.0)	$(12.6)	$(60.6)
____________
(a)
Upon the adoption of Accounting Standards Update No. 2009-17, which amended the codification’s “Consolidation” topic, on January 1, 2010, we no longer consolidate Triton Power Company LLC into our financial statements.

Noncontrolling Interests

The caption “Noncontrolling interests” in our accompanying consolidated balance sheets consists of interests in the following subsidiaries (in millions):

	September 30, 2011	December 31, 2010
KMP	$3,306.9	$3,135.4
KMR	1,975.2	1,956.2
Other	9.9	8.3
	$5,292.0	$5,099.9

KMP

Noncontrolling interests in KMP represent the economic interests in this subsidiary that we do not own. At September 30, 2011, we owned, directly, and indirectly in the form of i-units corresponding to the number of shares of KMR we owned, approximately 35.5 million limited partner units of KMP. These units, which consist of 16.4 million common units, 5.3 million Class B units and 13.8 million i-units, represent approximately 10.7% of the total outstanding limited partner interests of KMP. In addition, we indirectly own all the common equity of the general partner of KMP, which holds an effective 2% combined interest in KMP and its operating partnerships. Together, at September 30, 2011, our limited partner and general partner interests represented approximately 12.4% of KMP’s total equity interests and represented an approximate 50% economic interest in KMP. This difference results from the existence of incentive distribution rights held by Kinder Morgan G.P., Inc., the general partner of KMP.

Contributions

On February 25, 2011, KMP entered into a second amended and restated equity distribution agreement with UBS Securities LLC to provide for the offer and sale of common units having an aggregate offering price of up to $1.2 billion (up from an aggregate offering price of up to $600 million under KMP’s first amended and restated agreement) from time to time through UBS, as KMP’s sales agent. During the nine months ended September 30, 2011, KMP issued 3,930,581 of its common units pursuant to this equity distribution agreement. After commissions of $2.2 million, KMP received net proceeds of $279.4 million from the issuance of these common units. KMP used the proceeds to reduce the borrowings under its commercial paper program. For additional information regarding KMP’s equity distribution agreement, see Note 10 to our consolidated financial statements included in our audited December 31, 2010 consolidated financial statements and related notes.

On June 10, 2011, KMP issued 324,961 of its common units as part of its purchase price for the petroleum coke terminal assets it acquired from TGS Development, L.P.  KMP valued the common units at $23.7 million, determining the units’ value based on the $73.01 closing market price of KMP’s common units on the New York Stock Exchange on the June 10, 2011 acquisition date.  For more information on this acquisition, see Note 2.

On June 17, 2011, KMP issued, in a public offering, 6,700,000 of its common units at a price of $71.44 per unit, less commissions and underwriting expenses.  At the time of the offering, KMP granted the underwriters a 30-day option to purchase up to an additional 1,005,000 common units from KMP on the same terms and conditions, and upon the underwriters’ exercise of this option in full, KMP issued the additional 1,005,000 common units on June 27, 2011. KMP received net proceeds, after deducting the underwriter discount, of $533.9 million from the issuance of these 7,705,000 common units, and used the proceeds to reduce the borrowings under its commercial paper program.

The above equity issuances during the nine months ended September 30, 2011 had the associated effects of increasing our (i) noncontrolling interests associated with KMP by $799.8 million; (ii) accumulated deferred income taxes by $13.5 million; and (iii) additional paid-in capital by $23.7 million.

Distributions

Distributions to our noncontrolling interests consist primarily of distributions by KMP to its common unit holders. On February 14, 2011, KMP paid a quarterly distribution of $1.13 per common unit for the fourth quarter of 2010, of which $229.0 million was paid to the public holders of KMP’s common units. On May 13, 2011, KMP paid a quarterly distribution of $1.14 per common unit for the quarterly period ended March 31, 2011, of which $232.3 million was paid to the public holders of KMP’s common units.  On August 12, 2011, KMP paid a quarterly distribution of $1.15 per common unit for the quarterly period ended June 30, 2011, of which $244.9 million was paid to the public holders of KMP’s common units.

On October 16, 2011, KMP declared a cash distribution of $1.16 per unit for the quarterly period ended September 30, 2011. The distribution will be paid on November 14, 2011, to KMP’s unitholders of record as of October 31, 2011.

KMR

KMR’s distributions are included in noncontrolling interests and are paid in the form of additional shares or fractions thereof calculated by dividing the KMP cash distribution per common unit by the average of the market closing prices of a KMR share determined for a ten-trading day period ending on the trading day immediately prior to the ex-dividend date for the shares. KMR has made share distributions totaling 4,899,621 shares in the nine months ended September 30, 2011.

On October 16, 2011, KMR declared a share distribution of 0.017579 shares per outstanding share (1,701,781 total shares) payable on November 14, 2011 to shareholders of record as of October 31, 2011, based on the $1.16 per common unit distribution declared by KMP.

10.  Members' Equity

During the years ended December 31, 2010, 2009 and 2008, there were no material changes in our ownership interests in subsidiaries, in which we retained a controlling financial interest.

Kinder Morgan, Inc. – Equity Interests

During 2010, and prior to the initial public offering in February 2011 discussed following in “-Subsequent Events-Initial Public Offering, our equity consisted of the following outstanding (or potentially outstanding) equity interests:

Class A Units – Those individuals and entities that invested directly in the Going Private Transaction, either through (i) cash; (ii) contribution of common shares of Kinder Morgan Kansas, Inc.; (iii) surrender of restricted common shares of Kinder Morgan Kansas, Inc. (restricted stock) or (iv) surrender of options to acquire Kinder Morgan Kansas, Inc. common stock (Kinder Morgan options), received one Class A Unit per dollar contributed, with share and share-related contributions valued at $107.50/share, the publicly offered Kinder Morgan Kansas, Inc. common share repurchase price (with the exception of shares contributed by certain Kinder Morgan Kansas, Inc. officers that were valued at a slightly lesser amount per share).

Class A-1 Units – As of the date of the Going Private Transaction, tax was accelerated for those individuals who held either unvested restricted stock or Kinder Morgan Kansas, Inc. options. For those individuals, in general, a tax liability was triggered as a result of this acceleration. In order to allow those individuals to effectively participate in the Going Private Transaction at an amount approximating the pre-tax value of their contributed equity, the Class A-1 Units were granted in an amount computed by multiplying an effective tax rate (reflecting both the expected federal and state tax obligation) by the taxable amount triggered by the acceleration.

Class B Units – As a part of the basic Going Private Transaction structure, certain members of management of Kinder Morgan Kansas, Inc. (who were already Class A Unit and/or Class A-1 Unit holders) were granted incremental interests in Kinder Morgan Holdco LLC without any requirement on their part to contribute cash or existing equity interests for those incremental interests. In addition, Class B Units were issued to certain others who were neither Class A Unit nor Class A-1 Unit holders. These incremental equity interests were granted in the form of “Class B Units.” Class B Units were only entitled to receive distributions after Class A Units received a multiple of initial capital contributions, as discussed below.

Class B Series Units – Under certain circumstances, Class B Units forfeited would have been made available for reissuance in the form of one or more new series of Class B Units, collectively referred to as the “Class B Series Units”.

Class B-1 Units – If individuals who held Class B Units terminated their employment other than for cause (as defined), death or disability, and certain milestones had not been met with respect to cumulative distributions made, Class B Units would have been forfeited and would have been (i) transferred to an incentive pool (as defined) or (ii) made available for reissuance in the form of one or more new series of Class B Units, collectively referred to as the “Class B-1 Units”.

Our limited liability company agreement prescribed that our distributions were to have been made to these individual classes of equity interests as follows:

First: 100% to the holders of the Class A Units (other than Class A-1 Units) until the cumulative amount distributed is equal to 100% of the sum of the Initial Capital Contributions (as defined, but generally represents the initial contributions made in exchange for the Class A Units). Then,

100% to the holders of the Class A Units (other than Class A-1 Units) until the cumulative amount distributed pursuant to this distribution waterfall is equal to 2% of the sum of the Initial Capital Contributions. Then,

100% to the holders of the Class A-1 Units until the cumulative amount distributed pursuant to this distribution waterfall equals 2% of the sum of the Notional Capital Contributions (as defined, but generally represents the calculated tax liability resulting from acceleration of certain equity compensation awards). Then,

100% to the holders of the Class A Units (including the Class A-1 Units) until the cumulative amount distributed to the holders of Class A and A-1 Units pursuant to this distribution waterfall equals 150% of Total Capital Contributions (as defined, but generally represents the sum of amounts contributed or deemed to be contributed in exchange for equity interests). Then, to the Class B Units until the cumulative amount distributed to Class B Units equals the product of 5% and the cumulative amount distributed pursuant to this distribution waterfall in excess of Total Capital Contributions. Then,

95% to the holders of the Class A Units (including the Class A-1 Units) and 5% to the holders of the Class B Units until the cumulative amount distributed pursuant to this distribution waterfall equals 200% of Total Capital Contributions. Then, to the holders of the Class B Units until the cumulative amount distributed pursuant to this and the previous provisions of this distribution waterfall to holders of Class B Units equals the product of 10% and the cumulative amount distributed pursuant to this distribution waterfall in excess of Total Contributions. Then, between 10-20% Class B Distribution to the holders of the Class B Units and 100% of the remainder to the holders of the Class A Units (including the Class A-1 Units) until the cumulative amount distributed pursuant to this distribution waterfall equals 400% of Total Capital Contributions. Then,

80% to the holders of the Class A Units (including the Class A-1 Units) and 20% to the holders of the Class B Units.

During the years ended December 31, 2010 and 2009, we paid distributions on our Class A units totaling $700.0 million and $650.0 million, respectively.

Comprehensive Income – Income Tax Expense

The following table sets forth the tax amounts included in the respective components of other comprehensive income (loss) (in millions):

Tax Benefit (Expense) Included in Other Comprehensive Income (Loss)

	Year Ended December 31,
	2010	2009	2008
Kinder Morgan, Inc.
Change in fair value of derivatives utilized for hedging purposes	$8.9	$85.5	$(121.3)
Reclassification of change in fair value of derivatives to net income	(10.4)	24.5	(69.4)
Foreign currency translation adjustments	(20.6)	(34.7)	31.0
Benefit plan adjustments	9.2	(1.6)	37.7
Benefit plan amortization	(3.7)	(3.7)	(0.2)
Tax benefit (expense) included in total other comprehensive income (loss) attributable to Kinder Morgan, Inc.	(16.6)	70.0	(122.2)

Noncontrolling interests
Change in fair value of derivatives utilized for hedging purposes	3.8	20.7	(34.1)
Reclassification of change in fair value of derivatives to net income	(9.4)	(4.5)	(34.6)
Foreign currency translation adjustments	(5.0)	(11.4)	17.2
Benefit plan adjustments	0.1	0.1	(0.2)
Benefit plan amortization	-	-	-
Tax benefit (expense) included in total other comprehensive income (loss) attributable to noncontrolling interests	(10.5)	4.9	(51.7)

Total
Change in fair value of derivatives utilized for hedging purposes	12.7	106.2	(155.4)
Reclassification of change in fair value of derivatives to net income	(19.8)	20.0	(104.0)
Foreign currency translation adjustments	(25.6)	(46.1)	48.2
Benefit plan adjustments	9.3	(1.5)	37.5
Benefit plan amortization	(3.7)	(3.7)	(0.2)
Tax benefit (expense) included in total other comprehensive income (loss)	$(27.1)	$74.9	$(173.9)

Noncontrolling Interests

The caption “Noncontrolling interests” in our accompanying consolidated balance sheets consists of interests in the following subsidiaries (in millions):

	December 31,
	2010	2009
KMP	$3,135.4	$2,746.4
KMR	1,956.2	1,870.7
Triton Power Company LLC(a)	-	45.9
Other	8.3	11.6
	$5,099.9	$4,674.6
____________

(a)
Upon the adoption of Accounting Standards Update No. 2009-17, which amended the codification's “Consolidation” topic, on January 1, 2010, Triton Power Company LLC is no longer consolidated into our financial statements, but is treated as an equity investment. On October 22, 2010, we sold Triton Power (see Notes 3 and 18).

KMP

Noncontrolling interests in KMP represent the economic interests in this subsidiary that we do not own. At December 31, 2010, we owned, directly, and indirectly in the form of i-units corresponding to the number of shares of KMR we owned, approximately 34.8 million limited partner units of KMP. These units, which consist of 16.4 million common units, 5.3 million Class B units and 13.1 million i-units, represent approximately 11.0% of the total limited partner interests of KMP. In addition, we are the sole common stockholder of the general partner of KMP, which holds an effective 2% interest in KMP and its operating partnerships. Together, at December 31, 2010, our limited partner and general partner interests represented approximately 12.8% of KMP's total equity interests and represented an approximate 50% economic interest in KMP. This difference results from the existence of incentive distribution rights held by the general partner shareholder.

Contributions

Contributions from our noncontrolling interests consist primarily of KMP's issuance of its common units that we did not purchase or obtain. On January 16, 2009, KMP entered into an equity distribution agreement with UBS Securities LLC (UBS).  According to the provisions of this agreement, which was amended and restated on October 1, 2009, KMP may offer and sell from time to time common units having an aggregate offering value of up to $600 million through UBS, as sales agent.  Sales of the units will be made by means of ordinary brokers' transactions on the New York Stock Exchange at market prices, in block transactions or as otherwise agreed between KMP and UBS.  Under the terms of this agreement, KMP also may sell common units to UBS as principal for its own account at a price agreed upon at the time of the sale.  Any sale of common units to UBS as principal would be pursuant to the terms of a separate agreement between KMP and UBS.

This equity distribution agreement provides KMP the right, but not the obligation, to sell common units in the future, at prices it deems appropriate.  KMP retains at all times complete control over the amount and the timing of each sale, and it will designate the maximum number of common units to be sold through UBS, on a daily basis or otherwise as it and UBS agree.  UBS will then use its reasonable efforts to sell, as KMP's sales agent and on its behalf, all of the designated common units.  KMP may instruct UBS not to sell common units if the sales cannot be effected at or above the price designated by KMP in any such instruction.  Either KMP or UBS may suspend the offering of common units pursuant to the agreement by notifying the other party.

In 2010, KMP issued 3,902,225 of its common units pursuant to its equity distribution agreement.  After commissions of $2.0 million, KMP received net proceeds from the issuance of these common units of $266.3 million.  KMP used the proceeds to reduce the borrowings under its commercial paper program and its bank credit facility.

KMP also completed the following equity issuances in 2010:

▪
On January 15, 2010, KMP issued 1,287,287 common units-valued at $81.7 million-as a portion of its purchase price for additional ethanol handling terminal assets it acquired from US Development Group LLC (for more information on this acquisition, see Note 3 “Acquisitions and Divestitures-Acquisitions from Unrelated Entities-(7) USD Terminal Acquisition;”

▪
On May 7, 2010, KMP issued, in a public offering, 6,500,000 of its common units at a price of $66.25 per unit, less commissions and underwriting expenses.  After commissions and underwriting expenses, KMP received net proceeds of $417.4 million for the issuance of these common units, and used the proceeds to reduce the borrowings under its commercial paper program and its bank credit facility; and

▪
On July 2, 2010, KMP completed an offering of 1,167,315 of its common units at a price of $64.25 per unit in a privately negotiated transaction.  KMP received net proceeds of $75.0 million for the issuance of these common units, and used the proceeds to reduce the borrowings under its commercial paper program and its bank credit facility.

The above equity issuances during the year ended December 31, 2010 had the associated effects of increasing our (i) noncontrolling interests associated with KMP by $804.5 million; (ii) accumulated deferred income taxes by $13.0 million and (iii) additional paid-in capital by $22.9 million.

2009 Issuances

In 2009, KMP issued 5,488,947 of its common units pursuant to its equity distribution agreement with UBS.  After commissions of $4.0 million, KMP received net proceeds from the issuance of these common units of $281.2 million.  KMP used the proceeds to reduce the borrowings under its bank credit facility.

KMP also completed three separate underwritten public offerings of its common units in 2009-receiving net proceeds of $874.4 million as discussed following-and in April 2009, it issued 105,752 common units-valued at $5.0 million-as the purchase price for additional ownership interests in certain oil and gas properties.

In its first 2009 underwritten public offering, completed in March, KMP issued 5,666,000 of its common units at a price of $46.95 per unit, less underwriting commissions and expenses.  KMP received net proceeds of $258.0 million for the issuance of these common units.  In its second offering, completed in July, KMP issued 6,612,500 common units at a price of $51.50 per unit, less underwriting commissions and expenses, and received net proceeds of $329.9 million. In its final 2009 public offering, completed in December, KMP issued 5,175,000 common units at a price of $57.15 per unit, less underwriting commissions and expenses, and received net proceeds of $286.5 million for the issuance of these common units.  KMP used the proceeds from each of these three public offerings to reduce the borrowings under its bank credit facility.

These KMP's issuances of common units during the year ended December 31, 2009, collectively, had the associated effects of increasing our (i) noncontrolling interests associated with KMP by $1,116.9 million; (ii) accumulated deferred income taxes by $15.6 million and (iii) additional paid-in capital by $28.1 million.

Distributions

Distributions to our noncontrolling interests consist primarily of distributions by KMP to its common unit holders.KMP's partnership agreement requires that it distribute 100% of ‘‘Available Cash,'' as defined in its partnership agreement, to its partners within 45 days following the end of each calendar quarter. Available Cash consists generally of all of KMP's cash receipts, including cash received by its operating partnerships and net reductions in reserves, less cash disbursements and net additions to reserves and amounts payable to the former general partner of SFPP, L.P. in respect of its remaining 0.5% interest in SFPP.

KMR, as the delegate of Kinder Morgan G.P., Inc., of which we indirectly own all of the outstanding common equity, and the general partner of KMP, is granted discretion, subject to the approval of Kinder Morgan G.P., Inc. in certain cases, to establish, maintain and adjust reserves for the proper conduct of KMP's business, which might include reserves for matters such as future operating expenses, debt service, sustaining capital expenditures and rate refunds, and for distributions for the next four quarters. These reserves are not restricted by magnitude, but only by type of future cash requirements with which they can be associated. When KMR determines KMP's quarterly distributions, it considers current and expected reserve needs along with current and expected cash flows to identify the appropriate sustainable distribution level.

Pursuant to KMP's partnership agreement, distributions to its unitholders are characterized either as distributions of cash from operations or as distributions of cash from interim capital transactions. This distinction affects the distributions to owners of common units, Class B units and i-units relative to the distributions retained by Kinder Morgan G.P., Inc. as KMP's general partner.

Cash from Operations. Cash from operations generally refers to KMP's cash balance on the date it commenced operations, plus all cash generated by the operation of its business, after deducting related cash expenditures, net additions to or reductions in reserves, debt service and various other items.

Cash from Interim Capital Transactions. Interim capital transactions generally include borrowings, sales of debt and equity securities and sales or other dispositions of assets for cash, other than inventory, accounts receivable and other current assets and assets disposed of in the ordinary course of business.

Rule for Characterizing Distributions. All available cash distributed by KMP from any source will be treated as distributions of cash from operations unless the sum of all available cash distributed exceeds the cumulative amount of cash from operations actually generated from the date KMP commenced operations through the end of the calendar quarter prior to any applicable distribution. Any portion of a distribution of available cash for that quarter which, when added to the sum of all prior distributions, is in excess of the cumulative amount of cash from operations, will be considered a distribution of cash from interim capital transactions and treated as described under ‘‘-Allocation of Distributions from Interim Capital Transactions.'' For purposes of calculating the sum of all distributions of available cash, the total equivalent cash amount of all distributions of i-units to KMR, as the holder of all i-units, will be treated as distributions of available cash, even though the distributions to KMR are made in additional i-units rather than in cash. KMP retains this cash and uses it in its business. To date, all of KMP's cash distributions, other than a $177.1 million distribution of cash from interim capital transactions for the second quarter of 2010 (paid in August 2010), have qualified under the rule stated above as distributions of cash from operations.

Allocation of Distributions from Operations. Cash from operations for each quarter will be distributed effectively as follows:

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first, 98% to the owners of all classes of units pro rata and 2% to Kinder Morgan G.P., Inc. as KMP's general partner until the owners of all classes of units have received a total of $0.15125 per unit in cash or equivalent i-units for such quarter;

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second, 85% of any available cash then remaining to the owners of all classes of units pro rata and 15% to Kinder Morgan G.P., Inc. as KMP's general partner until the owners of all classes of units have received a total of $0.17875 per unit in cash or equivalent i-units for such quarter;

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third, 75% of any available cash then remaining to the owners of all classes of units pro rata and 25% to Kinder Morgan G.P., Inc. as KMP's general partner until the owners of all classes of units have received a total of $0.23375 per unit in cash or equivalent i-units for such quarter; and

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fourth, 50% of any available cash then remaining to the owners of all classes of units pro rata, to owners of common units and Class B units in cash and to the owner of i-units in the equivalent number of i-units, and 50% to Kinder Morgan G.P., Inc. as KMP's general partner.

Allocation of Distributions from Interim Capital Transactions. Any distribution by KMP of available cash that would constitute cash from interim capital transactions would be distributed effectively as follows:

▪	98% to all owners of common units and Class B units pro rata in cash and to the holder of i-units in equivalent i-units; and

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2% to Kinder Morgan G.P., Inc. as KMP's general partner, until KMP has distributed cash from this source in respect of a common unit outstanding since KMP's original public offering in an aggregate amount per unit equal to the initial common unit price of $5.75, as adjusted for splits.

As cash from interim capital transactions is distributed, it would be treated as if it were a repayment of the initial public offering price of the common units. To reflect that repayment, the first three distribution target levels of cash from operations would be adjusted downward proportionately by multiplying each distribution target level amount by a fraction, the numerator of which is the unrecovered initial common unit price immediately after giving effect to that distribution and the denominator of which is the unrecovered initial common unit price immediately prior to giving effect to that distribution. When the initial common unit price is fully recovered, then each of the first three distribution target levels will have been reduced to zero. Thereafter, all distributions of available cash from all sources will be treated as if they were cash from operations and distributed 50% to all classes of units pro rata, with the distribution to i-units being made instead in the form of i-units, and 50% to Kinder Morgan G.P., Inc. as KMP's general partner. In connection with the distribution of cash from interim capital transactions for the second quarter 2010, mentioned following, we waived any adjustment in the target distribution levels and any reduction in the unrecovered initial common unit price that otherwise would have been made because of that distribution of cash from interim capital transactions.

KMP's distribution of cash for the year ended December 31, 2010 from interim capital transactions totaled $177.1 million (approximately $0.56 per limited partner unit) which resulted in Kinder Morgan G.P., Inc, as KMP's general partner receiving a reduced incentive amount of $168.3 million (including our 2% general partner interest, total cash distributions to us were reduced by $170.0 million). We, as KMP's general partner, also waived an incentive amount equal to $11.1 million related to common units issued to finance a portion of KMP's acquisition of a 50% interest in KinderHawk Field Services LLC joint venture and have agreed not to take incentive distributions related to this acquisition through year-end 2011.

During the year ended December 31, 2010, KMP paid distributions of $4.32 per common unit, of which $847.6 million was paid to the public holders (represented in noncontrolling interests) of KMP's common units. On January 19, 2010, KMP declared a quarterly distribution of $1.13 per common unit for the quarterly period ended December 31, 2010. The distribution was paid on February 14, 2010 to unitholders of record as of January 31, 2010.

Kinder Morgan Management, LLC

KMR's distributions are paid in the form of additional shares or fractions thereof calculated by dividing the KMP cash distribution per common unit by the average of the market closing prices of a KMR share determined for a ten-trading day period ending on the trading day immediately prior to the ex-dividend date for the shares. KMR has paid share distributions totaling 6,369,724, 7,540,357 and 5,565,424 shares in the years ended December 31, 2010, 2009 and 2008, respectively. On February 14, 2011, KMR made a share distribution of 0.017393 shares per outstanding share (1,598,556 total shares) to shareholders of record as of January 31, 2011, based on the $1.13 per common unit distribution declared by KMP.

At December 31, 2010, our subsidiary, Kinder Morgan Kansas, Inc., owned approximately 13.1 million KMR shares representing approximately 14.3% of KMR's outstanding shares.

Subsequent Events

Noncontrolling Interest Contributions

In early-January 2011, KMP issued 110,902 of its common units for the settlement of sales made on or before December 31, 2010 pursuant to its equity distribution agreement with UBS.  After commissions of $0.1 million, KMP received net proceeds of $7.7 million for the issuance of these common units, and used the proceeds to reduce the borrowings under its commercial paper program and its bank credit facility.

Initial Public Offering

In the following discussion, the Investors refer to: (i) Richard D. Kinder, our Chairman and Chief Executive Officer; (ii) investment funds advised by, or affiliated with, Goldman, Sachs & Co., Highstar Capital LP, The Carlyle Group and Riverstone Holdings LLC, which we refer to collectively as the ‘‘Sponsor Investors;'' (iii) Fayez Sarofim, one of our directors, and investment entities affiliated with him, and an investment entity affiliated with Michael C. Morgan, another of our directors, and William V. Morgan, one of our founders, and (iv) a number of other members of our management.

On February 16, 2011, we completed an initial public offering of our common stock (the offering).  In connection with the offering, we converted from a Delaware limited liability company to a Delaware corporation.  Our outstanding Class A units, Class B units and Class A-1 units were converted to Class A shares, Class B shares and Class C shares, respectively.  Upon this conversion, the Sponsor Investors then converted some of their Class A shares on a one-for-one basis into our common stock sold in the initial public offering.  No shares were sold by members of Kinder Morgan management in the offering.  All of the common stock that was sold in the offering was sold by existing investors, consisting of investment funds advised by, or affiliated with, Goldman, Sachs & Co., Highstar Capital LP, The Carlyle Group and Riverstone Holdings LLC, and we did not receive any proceeds from the offering.

We have 707,000,000 shares outstanding on a fully converted basis. In the offering, we sold 109,786,590 shares, or approximately 15.5% of our outstanding shares. Upon the closing of the offering, our Class A shares, Class B shares and Class C shares were convertible into a fixed aggregate of 597,213,410 shares of common stock (investor retained stock), which represents 84.5% of our outstanding shares of common stock on a fully-converted basis. The number of shares of common stock into which Class A shares, Class B shares and Class C shares will convert will be determined in accordance with our certificate of incorporation.  The conversion of our shares of investor retained stock into shares of our common stock will not increase our total fully converted shares outstanding.  Initially, our Class A shares will be convertible into shares of common stock on a one-for-one basis and our Class B shares and Class C shares will not be convertible into any shares of our common stock.  Any conversion of Class B shares and Class C shares will decrease on a share for share basis the number of shares of our common stock  into which our Class A shares would be able to convert.  The terms of the Class A shares, Class B shares and Class C shares are intended to preserve substantially the same relative rights to share in the value of Kinder Morgan, Inc.'s equity that the Class A units, Class B units and Class A-1 units, respectively, had with respect to Kinder Morgan Holdco LLC's equity.

Kinder Morgan, Inc. Dividends Paid

On February 11, 2011, Kinder Morgan, Inc's Board of Directors declared and paid a dividend to our existing investors of $245.8 million with respect to the period for which we were not public.  This consisted of $205.0 million for the fourth quarter of 2010 and $104.8 million for the first 46 days of 2011, representing the portion of the first quarter of 2011 that we were not public, less a one time adjustment of $64.0 million in available earnings and profits reserved for the after tax cost of one-time cash bonuses (and premium pay) in an aggregate amount of approximately $100 million to certain of our non-executive management employees. We expect to pay such bonuses pursuant to the shareholders' agreement in the second quarter of 2011. The payment of any bonuses to holders of our Class B shares or Class C shares is subject to supermajority approval of our board of directors in accordance with our bylaws.